Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

30. Commitments and contingencies

Contractual obligations

Payments due for contractual obligations as of December 31, 2019 by due date:

EURm	Within 1 year	1 to 3 years	4 to 5 years	More than 5 years	Total
Purchase obligations(1)	2 681	176	46	11	2 914
(1)	Includes inventory purchase obligations, service agreements and outsourcing arrangements.

Additionally, the Group has committed lease contracts that have not yet commenced as of December 31, 2019. The future lease payments for these non-cancellable lease contracts are EUR 34 million within five years and EUR 126 million thereafter.

Guarantees and other contingent commitments

EURm	2019	2018
Contingent liabilities on behalf of Group companies(1)
Guarantees issued by financial institutions	1 721	1 570
Other guarantees	54	505
Contingent liabilities on behalf of other companies
Other guarantees	5	25
Financing commitments
Customer finance commitments(2)	303	313
Financing commitments to associated companies	10	20
Venture fund commitments(3)	244	314
(1)

In contingent liabilities on behalf of Group companies, the Group reports guarantees that have been given to third parties in the normal course of business. These are mainly guarantees given by financial institutions to the Group’s customers for the performance of the Group’s obligations under supply agreements, including tender bonds, performance bonds, and warranty bonds issued by financial institutions on behalf of the Group. Additionally, the Group has issued corporate guarantees with primary obligation given directly to customers with these guarantees amounting to EUR 969 million (EUR 1 041 million in 2018). In Other guarantees, the Group reports guarantees related to non-commercial contracts that support business activities. As a result of internal policies and active management of outstanding guarantee exposure, the Group has not been subject to any material guarantee claims during recent years.

(2)

Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 36, Financial risk management.

(3)

As a limited partner in NGP Capital and certain other funds making technology-related investments, the Group is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.

The amounts represent the maximum principal amount for commitments and contingencies.